Cash and Restricted Cash (Narrative) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Cash And Restricted Cash [Line Items]
Cash and restricted cash	$ 6,888,322	$ 15,207,948	$ 451,605	$ 198,920
Cash	884,784	15,096,200
Restricted cash associated with deposits under customer contract	5,949,985	0
Restricted cash related to contract for sale of vehicles	$ 53,553	$ 111,748